INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of Inventories	Inventories consist of the following:

	December 31,
	2020	2021
Raw materials	$11,335	$108,925
Work-in-process	7,887	20,593
Finished goods	22,937	198,253
Total	$42,159	$327,771